SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets Gross Carrying Amount	$ 680	$ 701
Finite lived intangible assets Accumulated Amortization Amount	(647)	(603)
Finite lived intangible assets Net Carrying Amount	33	98
Indefinite lived intangible assets Gross Carrying Amount	127,378	131,108
Indefinite lived intangible assets Accumulated Amortization Amount
Indefinite lived intangible assets Net Carrying Amount	127,378	131,108
Intangible assets Gross Carrying Amount	128,058	131,809
Intangible assets Net Carrying Amount	127,411	131,206
Computer Software, Intangible Asset [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets Gross Carrying Amount	472	487
Finite lived intangible assets Accumulated Amortization Amount	(439)	(389)
Finite lived intangible assets Net Carrying Amount	33	98
Patents [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets Gross Carrying Amount	208	214
Finite lived intangible assets Accumulated Amortization Amount	(208)	(214)
Finite lived intangible assets Net Carrying Amount
Trademark and Manufacturing License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangible assets Gross Carrying Amount	127,378	131,108
Indefinite lived intangible assets Accumulated Amortization Amount
Indefinite lived intangible assets Net Carrying Amount	$ 127,378	$ 131,108